SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finance expenses:
Interest in respect of short-term loans and bank fees	$ 3,285	$ 2,792	$ 3,038
Interest in respect of loans to related parties	610	640	732
Changes in derivatives fair value			2,710
Foreign exchange transactions losses	970	2,972
Finance expenses	4,865	6,404	6,480
Finance income:
Changes in derivatives fair value	1,395	1,060
Interest in respect of cash and cash equivalent and short-term bank deposits	152	77	403
Foreign exchange transactions gains		2,182	5,032
Finance income	1,547	3,319	5,435
Finance expenses, net	3,318	3,085	1,045
Numerator:
Net income attributable to controlling interest, as reported	74,596	77,766	78,439
Adjustment to redemption value of non-controlling interest	(2,248)
Numerator for basic and diluted net income per share	$ 72,348	$ 77,766	$ 78,439
Denominator:
Denominator for basic income per share	34,706	35,253	34,932
Effect of dilutive stock based awards	58	211	462
Denominator for diluted income per share	34,764	35,464	35,394
Earnings Per Share
Basic earnings per share	$ 2.08	$ 2.21	$ 2.25
Diluted earnings per share	$ 2.08	$ 2.19	$ 2.22